UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-00781)

Exact name of registrant as specified in charter:	The Putnam Fund for Growth and Income

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments:

The Putnam Fund for Growth and Income

The fund's portfolio
7/31/13 (Unaudited)

COMMON STOCKS (97.5%)(a)
			Shares	Value

Aerospace and defense (5.5%)

Embraer SA ADR (Brazil)(S)			275,700	$9,365,529

European Aeronautic Defence and Space Co. NV (France)			416,789	24,972,360

General Dynamics Corp.			247,800	21,147,252

Honeywell International, Inc.			744,800	61,803,504

L-3 Communications Holdings, Inc.			402,900	37,530,135

Northrop Grumman Corp.			513,000	47,226,780

Raytheon Co.			407,900	29,303,536

United Technologies Corp.			527,200	55,656,504

				287,005,600
Airlines (0.8%)

Delta Air Lines, Inc.(NON)(S)			1,258,800	26,724,324

Japan Airlines Co., Ltd. (Japan)			291,000	15,455,010

				42,179,334
Auto components (0.9%)

Johnson Controls, Inc.			560,500	22,537,705

TRW Automotive Holdings Corp.(NON)			149,700	10,974,507

Valeo SA (France)			144,057	11,406,259

				44,918,471
Automobiles (1.0%)

Ford Motor Co.			1,229,400	20,752,272

General Motors Co.(NON)(S)			836,000	29,987,320

				50,739,592
Beverages (1.0%)

Beam, Inc.			117,200	7,616,828

Coca-Cola Enterprises, Inc.			621,000	23,312,340

Dr. Pepper Snapple Group, Inc.			403,900	18,878,286

				49,807,454
Capital markets (4.3%)

Blackstone Group LP (The)			461,200	10,400,060

Charles Schwab Corp. (The)			1,435,000	31,699,150

Goldman Sachs Group, Inc. (The)			249,293	40,891,531

Greenhill & Co., Inc.			158,400	7,973,856

KKR & Co. LP			1,212,977	24,805,380

Morgan Stanley			2,009,800	54,686,658

State Street Corp.			780,500	54,377,435

				224,834,070
Chemicals (2.5%)

Celanese Corp. Ser. A			273,400	13,139,604

Dow Chemical Co. (The)			988,400	34,633,536

HB Fuller Co.			250,026	10,038,544

Huntsman Corp.			269,000	4,847,380

LyondellBasell Industries NV Class A			745,600	51,230,176

Tronox, Ltd. Class A(S)			693,065	15,046,441

				128,935,681
Commercial banks (3.3%)

Barclays PLC (United Kingdom)			2,072,863	9,082,159

Fifth Third Bancorp			544,200	10,464,966

Investors Bancorp, Inc.			527,400	11,708,280

KeyCorp			1,148,900	14,119,981

U.S. Bancorp			475,500	17,745,660

Wells Fargo & Co.			2,229,679	96,991,037

Zions Bancorp.(S)			337,500	10,003,500

				170,115,583
Commercial services and supplies (0.9%)

ADT Corp. (The)(NON)(S)			305,421	12,241,274

Pitney Bowes, Inc.(S)			602,800	9,952,228

Tyco International, Ltd.			664,142	23,118,783

				45,312,285
Communications equipment (2.7%)

Arris Group, Inc.(NON)			91,472	1,375,739

Cisco Systems, Inc.			3,844,957	98,238,651

Polycom, Inc.(NON)			2,164,900	20,696,444

Qualcomm, Inc.			334,700	21,604,885

				141,915,719
Computers and peripherals (2.3%)

Apple, Inc.			149,900	67,829,750

Hewlett-Packard Co.(S)			1,189,400	30,543,792

NetApp, Inc.			313,600	12,895,232

SanDisk Corp.(NON)			172,500	9,508,200

				120,776,974
Construction and engineering (0.3%)

KBR, Inc.			457,100	14,298,088

				14,298,088
Consumer finance (0.6%)

Capital One Financial Corp.			448,038	30,923,583

				30,923,583
Containers and packaging (0.2%)

MeadWestvaco Corp.			263,400	9,732,630

				9,732,630
Diversified consumer services (0.2%)

ITT Educational Services, Inc.(NON)(S)			485,900	12,745,157

				12,745,157
Diversified financial services (8.6%)

Bank of America Corp.			6,328,194	92,391,632

Citigroup, Inc.			2,618,380	136,522,333

CME Group, Inc.			358,400	26,514,432

JPMorgan Chase & Co.			3,411,682	190,133,038

				445,561,435
Diversified telecommunication services (1.1%)

AT&T, Inc.			626,800	22,107,236

Verizon Communications, Inc.			672,959	33,298,011

				55,405,247
Electric utilities (1.3%)

Edison International			378,000	18,843,300

FirstEnergy Corp.(S)			728,300	27,726,381

NextEra Energy, Inc.			150,000	12,991,500

PPL Corp.			254,800	8,094,996

				67,656,177
Electrical equipment (0.8%)

Eaton Corp PLC			198,800	13,707,260

Schneider Electric SA (France)			335,071	26,619,706

				40,326,966
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.			852,500	12,949,475

				12,949,475
Energy equipment and services (3.8%)

Cameron International Corp.(NON)			216,100	12,814,730

Halliburton Co.			1,350,700	61,038,133

McDermott International, Inc.(NON)(S)			1,944,500	16,819,925

Nabors Industries, Ltd.			1,249,800	19,234,422

Oil States International, Inc.(NON)			141,100	13,719,153

Petrofac, Ltd. (United Kingdom)			528,787	10,595,482

Schlumberger, Ltd.			263,839	21,458,026

Transocean, Ltd. (Switzerland)(S)			262,900	12,398,364

Weatherford International, Ltd.(NON)			2,170,200	30,295,992

				198,374,227
Food and staples retail (1.5%)

CVS Caremark Corp.			757,300	46,566,377

Kroger Co. (The)			485,700	19,073,439

Walgreen Co.			260,800	13,105,200

				78,745,016
Food products (0.9%)

Hillshire Brands Co.			438,620	15,443,810

Kellogg Co.(S)			113,400	7,511,616

Mondelez International, Inc. Class A			760,900	23,793,343

				46,748,769
Health-care equipment and supplies (1.9%)

Baxter International, Inc.			578,600	42,260,944

Covidien PLC			595,272	36,686,613

St. Jude Medical, Inc.(S)			332,200	17,403,958

				96,351,515
Health-care providers and services (3.4%)

Aetna, Inc.			691,400	44,367,138

Catamaran Corp.(NON)			205,100	10,829,280

CIGNA Corp.			132,800	10,335,824

Emeritus Corp.(NON)			285,700	6,625,383

Humana, Inc.(S)			347,800	31,740,228

UnitedHealth Group, Inc.			963,600	70,198,260

				174,096,113
Household durables (0.5%)

PulteGroup, Inc.(NON)			617,000	10,260,710

Whirlpool Corp.			120,800	16,179,952

				26,440,662
Household products (0.4%)

Procter & Gamble Co. (The)			281,900	22,636,570

				22,636,570
Independent power producers and energy traders (1.0%)

Calpine Corp.(NON)			1,543,117	30,877,771

NRG Energy, Inc.			789,500	21,174,390

				52,052,161
Industrial conglomerates (1.5%)

General Electric Co.			2,104,320	51,282,278

Siemens AG (Germany)			222,173	24,335,217

				75,617,495
Insurance (6.2%)

ACE, Ltd.			217,800	19,902,564

Allstate Corp. (The)			749,800	38,224,804

American International Group, Inc.(NON)			883,725	40,218,325

Assured Guaranty, Ltd.			590,980	12,788,807

Chubb Corp. (The)			87,275	7,549,288

Everest Re Group, Ltd.			94,320	12,594,550

Hartford Financial Services Group, Inc. (The)			1,312,100	40,491,406

Lincoln National Corp.			606,400	25,268,688

MetLife, Inc.			1,540,587	74,595,223

Prudential Financial, Inc.(S)			244,900	19,339,753

Prudential PLC (United Kingdom)			984,988	17,427,518

XL Group PLC			307,300	9,633,855

				318,034,781
Internet software and services (0.3%)

Yahoo!, Inc.(NON)			579,900	16,289,391

				16,289,391
IT Services (0.5%)

Computer Sciences Corp.			443,900	21,156,274

Fidelity National Information Services, Inc.			150,500	6,495,580

				27,651,854
Leisure equipment and products (0.2%)

Hasbro, Inc.(S)			262,800	12,088,800

				12,088,800
Machinery (0.9%)

Ingersoll-Rand PLC			225,400	13,760,670

Joy Global, Inc.(S)			436,600	21,611,700

Stanley Black & Decker, Inc.			118,700	10,044,394

TriMas Corp.(NON)			94,931	3,515,295

				48,932,059
Marine (0.2%)

Kirby Corp.(NON)(S)			120,300	10,160,538

				10,160,538
Media (4.0%)

CBS Corp. Class B			742,800	39,249,552

Comcast Corp. Class A			663,400	29,906,072

DISH Network Corp. Class A			531,700	23,740,405

Liberty Global PLC Ser. C (United Kingdom)(NON)			304,400	23,487,504

Time Warner Cable, Inc.			180,380	20,575,947

Time Warner, Inc.			334,600	20,832,196

Viacom, Inc. Class B			458,600	33,372,322

Walt Disney Co. (The)(S)			233,600	15,102,240

				206,266,238
Metals and mining (1.6%)

Barrick Gold Corp. (Canada)			781,500	13,262,055

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)			1,257,038	35,549,035

Goldcorp, Inc. (Canada)			168,700	4,762,401

Newmont Mining Corp.(S)			106,000	3,180,000

Nucor Corp.(S)			200,300	9,370,034

Rio Tinto PLC (United Kingdom)			158,742	7,164,493

ThyssenKrupp AG (Germany)(NON)			441,756	9,607,098

				82,895,116
Multi-utilities (1.2%)

Ameren Corp.			736,000	26,356,160

CMS Energy Corp.(S)			271,100	7,588,089

National Grid PLC (United Kingdom)			784,916	9,409,460

PG&E Corp.			413,400	18,970,926

				62,324,635
Multiline retail (1.0%)

Macy's, Inc.			495,800	23,966,972

Target Corp.(S)			377,800	26,918,250

				50,885,222
Office electronics (0.3%)

Xerox Corp.			1,506,300	14,611,110

				14,611,110
Oil, gas, and consumable fuels (10.9%)

Anadarko Petroleum Corp.			199,400	17,650,888

Cabot Oil & Gas Corp.			360,800	27,355,856

Cameco Corp. (Canada)			354,700	7,203,819

Chevron Corp.			741,500	93,347,435

CONSOL Energy, Inc.			210,400	6,528,712

Energen Corp.			131,500	7,875,535

Energy Transfer Equity L.P.			165,000	11,012,100

Exxon Mobil Corp.			533,092	49,977,375

Gulfport Energy Corp.(NON)			312,200	16,609,040

HRT Participacoes em Petroleo SA (Brazil)(NON)			1,107,000	820,054

Kodiak Oil & Gas Corp.(NON)			1,101,900	10,699,449

Marathon Oil Corp.			1,636,700	59,510,412

Nordic American Tankers, Ltd. (Norway)(S)			609,800	5,780,904

Occidental Petroleum Corp.			702,414	62,549,967

QEP Resources, Inc.			683,900	20,852,111

Royal Dutch Shell PLC ADR (United Kingdom)			1,415,386	96,741,633

Southwestern Energy Co.(NON)			891,400	34,577,406

Suncor Energy, Inc. (Canada)			548,964	17,349,208

Total SA ADR (France)			308,600	16,371,230

				562,813,134
Paper and forest products (0.5%)

International Paper Co.			544,000	26,280,640

				26,280,640
Personal products (0.4%)

Coty, Inc. Class A(NON)			571,945	9,831,735

Herbalife, Ltd.(S)			127,600	8,357,800

				18,189,535
Pharmaceuticals (8.4%)

AbbVie, Inc.			443,900	20,188,572

Actavis, Inc.(NON)			142,000	19,066,340

AstraZeneca PLC ADR (United Kingdom)(S)			665,000	33,728,800

Eli Lilly & Co.			577,000	30,644,470

Johnson & Johnson			1,099,900	102,840,650

Merck & Co., Inc.			1,668,391	80,366,394

Pfizer, Inc.			2,947,334	86,150,573

Sanofi ADR (France)			207,300	10,671,804

Shire PLC ADR (United Kingdom)			130,700	14,292,045

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			258,800	10,274,360

Zoetis, Inc.			813,938	24,263,492

				432,487,500
Real estate investment trusts (REITs) (0.1%)

Equity Lifestyle Properties, Inc.			132,200	5,088,378

				5,088,378
Semiconductors and semiconductor equipment (2.0%)

Fairchild Semiconductor International, Inc.(NON)			1,216,000	15,345,920

Intel Corp.(S)			909,500	21,191,350

Lam Research Corp.(NON)			388,550	19,124,431

Micron Technology, Inc.(NON)			1,251,800	16,586,350

Samsung Electronics Co., Ltd. (South Korea)			13,833	15,760,945

SK Hynix, Inc. (South Korea)(NON)			204,480	4,950,803

Xilinx, Inc.(S)			192,200	8,973,818

				101,933,617
Software (1.0%)

Microsoft Corp.			991,600	31,562,628

Oracle Corp.			560,900	18,145,115

				49,707,743
Specialty retail (2.1%)

American Eagle Outfitters, Inc.			614,100	12,060,924

Bed Bath & Beyond, Inc.(NON)(S)			390,100	29,830,947

Best Buy Co., Inc.(S)			269,600	8,112,264

Lowe's Cos., Inc.			671,000	29,913,180

Office Depot, Inc.(NON)			6,120,600	26,502,198

				106,419,513
Thrifts and mortgage finance (0.2%)

Radian Group, Inc.(S)			587,900	8,259,995

				8,259,995
Tobacco (1.3%)

Altria Group, Inc.			831,300	29,145,378

Philip Morris International, Inc.			410,500	36,608,390

				65,753,768
Trading companies and distributors (0.4%)

Rexel SA (France)			206,479	5,008,584

WESCO International, Inc.(NON)(S)			181,900	13,784,382

				18,792,966
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)			693,700	20,776,311

				20,776,311

Total common stocks (cost $4,138,776,014)				$5,033,844,893

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

HRT Participacoes em Petroleo SA 144A (Brazil)	4/4/16	$0.00001	2,098,210	$1,553,003

Total warrants (cost $4,199,669)				$1,553,003

SHORT-TERM INVESTMENTS (7.9%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.13%(d)			287,696,352	$287,696,352

Putnam Short Term Investment Fund 0.02%(AFF)			115,206,563	115,206,563

SSgA Prime Money Market Fund 0.02%(P)			1,320,000	1,320,000

U.S. Treasury Bills with an effective yield of 0.13%, May 29, 2014			$1,141,000	1,140,285

U.S. Treasury Bills with effective yields ranging from 0.10% to 0.11%, April 3, 2014			958,000	957,544

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014			260,000	259,924

U.S. Treasury Bills with effective yields ranging from 0.16% to 0.18%, October 17, 2013			1,668,000	1,667,912

Total short-term investments (cost $408,247,223)				$408,248,580

TOTAL INVESTMENTS

Total investments (cost $4,551,222,906)(b)				$5,443,646,476

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$67,134	$—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	$(117,845)
59,546	—	5/6/14	(3 month USD-LIBOR-BBA plus 0.48%)	BofA MLTR GOLD Index	109,742

Total					$(8,103)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2012 through July 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $5,163,248,824.
(b)	The aggregate identified cost on a tax basis is $4,620,524,443, resulting in gross unrealized appreciation and depreciation of $949,396,138 and $126,274,105, respectively, or net unrealized appreciation of $823,122,033.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$44,421,874	$231,125,028	$275,546,902	$24,517	$—
	Putnam Short Term Investment Fund *	—	465,020,772	349,814,209	18,277	115,206,563
	Totals	$44,421,874	$696,145,800	$625,361,111	$42,794	$115,206,563
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $282,001,871.
The fund received cash collateral of $287,696,352, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $83,928 to cover certain derivatives contracts.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge risk in a security it owns.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $8,103 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$499,097,396	$11,406,259	$—
Consumer staples	281,881,112	—	—
Energy	750,591,879	10,595,482	—
Financials	1,176,308,148	26,509,677	—
Health care	702,935,128	—	—
Industrials	501,689,464	80,935,867	—
Information technology	485,835,883	—	—
Materials	231,072,476	16,771,591	—
Telecommunication services	76,181,558	—	—
Utilities	172,623,513	9,409,460	—
Total common stocks	4,878,216,557	155,628,336	—
Warrants	—	1,553,003	—
Short-term investments	116,526,563	291,722,017	—

Totals by level	$4,994,743,120	$448,903,356	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$(8,103)	$—

Totals by level	$—	$(8,103)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$1,662,745	$117,845

Total	$1,662,745	$117,845

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)	$33,700,000
Warrants (number of warrants)	1,200,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Putnam Fund for Growth and Income

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 27, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 27, 2013